COLUMBIA FUNDS SERIES TRUST

Supplement dated November 14, 2007 to the following Prospectuses

Columbia Short Term Municipal Bond Fund

Columbia Total Return Bond Fund

Columbia Short Term Bond Fund

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Asset Allocation Fund II

Columbia High Income Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Small Cap Growth Fund II

Columbia LifeGoal Balanced Growth Portfolio

Columbia LifeGoal Growth Portfolio

Columbia LifeGoal Income and Growth Portfolio

Columbia LifeGoal Income Portfolio

Columbia Masters Global Equity Portfolio

Columbia Masters Heritage Portfolio

Columbia Masters International Equity Portfolio

Prospectuses dated August 1, 2007

(Each a “Fund” and together the “Funds.”)

1.	For each Fund, paragraph five of the section of the prospectus entitled “Excessive Trading Practices” is replaced in its entirety with the following:

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

2.	For Columbia International Value Fund, Columbia Masters Global Equity Portfolio and Columbia Masters International Equity Portfolio only, the following is added after the last bullet in paragraph four of the section entitled “Redemption Fee”:

•	the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

3.	For each Fund, paragraph five of the section of the prospectus entitled “Financial Intermediary Compensation” is replaced in its entirety with the following:

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. As of January 1, 2008, the Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

4.	The sentence below is added to the “Fees and Expenses” section of the prospectuses of Columbia Masters Global Equity Portfolio, Columbia Masters Heritage Portfolio and Columbia Masters International Equity Portfolio only:

Effective February 15, 2008, the Advisor has contractually agreed to extend its fee waiver/expense reimbursement undertaking through July 31, 2008.

INT-47/137206-1107

COLUMBIA FUNDS SERIES TRUST

Supplement dated November 14, 2007 to the following Prospectuses

Columbia Global Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia Large Cap Index Fund

Columbia Small Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Large Cap Enhanced Core Fund

Columbia Mid Cap Value Fund

Columbia Convertible Securities Fund

Columbia Marsico 21st Century Fund

Columbia Small Cap Value Fund II

Columbia Large Cap Value Fund

Prospectuses dated July 1, 2007

(Each a “Fund” and together the “Funds.”)

1.	For each Fund, paragraph three of the section of the prospectus entitled “Excessive Trading Practices” is replaced in its entirety with the following:

Specific Buying and Exchanging Limitations—If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

2.	For each Fund, paragraph five of the section of the prospectus entitled “Excessive Trading Practices” is replaced in its entirety with the following:

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

3.	For Columbia Global Value Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund only, the following is added after the last bullet in paragraph four of the section entitled “Redemption Fee”:

•

the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

4.	For each Fund, paragraph five of the section of the prospectus entitled “Financial Intermediary Compensation” is replaced in its entirety with the following:

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. As of January 1, 2008, the Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

INT-47/137302-1107